CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Deferred Compensation, Share-based Payments [Member] [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Oct. 01, 1996	$ 11,404		$ 459,753
Beginning Balance (Shares) at Oct. 01, 1996	1,140,427
Issuance of common stock of Tecma Laboratories, Inc., for 100% of the Company.	66,000		(537,157)
Issuance of common stock of Tecma Laboratories, Inc., for 100% of the Company. (Shares)	6,600,000
Issuance of common stock, in private placement, net of offering costs of $138,931	5,943		752,531
Issuance of common stock, in private placement, net of offering costs of $138,931 (Shares)	594,270
Ending Balance at Jun. 30, 1997	83,347		675,127
Ending Balance (Shares) at Jun. 30, 1997	8,334,697
Issuance of common stock with warrants, in private placement, net of offering costs of $84,065	9,995		791,874
Issuance of common stock with warrants, in private placement, net of offering costs of $84,065 (Shares)	999,502
Issuance of common stock for services	3,000		147,000
Issuance of common stock for services (Shares)	300,000
Issuance of common stock in connection with investment in unconsolidated subsidiary	2,500		122,500
Issuance of common stock in connection with investment in unconsolidated subsidiary (Shares)	250,000
Repurchase of 13,750 shares of common stock		(7,973)
Issuance of common stock with warrants in private placement, net of offering costs of $121,138	10,955		659,191
Issuance of common stock with warrants in private placement, net of offering costs of $121,138 (Shares)	1,095,512
Issuance of common stock for financing services	1,000		(1,000)
Issuance of common stock for financing services (Shares)	100,000
Issuance of common stock in consideration for 100% of the common stock of Microphase Telecommunications, Inc.	25,000		1,685,000
Issuance of common stock in consideration for 100% of the common stock of Microphase Telecommunications, Inc. (Shares)	2,500,000
Ending Balance at Jun. 30, 1998	135,797	(7,973)	4,079,692
Ending Balance (Shares) at Jun. 30, 1998	13,579,711
Net Income					(22,838,344)	(22,838,344)
Issuance of common stock for services	15,993		8,744,873			8,760,866
Issuance of common stock for services (Shares)	1,599,332
Issuance of common stock with warrants in private placements, net of offering	31,200		2,981,800			3,013,000
Issuance of common stock with warrants in private placements, net of offering (Shares)	3,120,000
Issuance of common stock with warrants in private placement, net of offering_2	6,420		1,553,227			1,559,647
Issuance of common stock with warrants in private placement, net of offering_2 (Shares)						642,000
Issuance of common stock in private placement, net of offering costs of $679,311	44,267		10,343,167			10,387,434
Issuance of common stock in private placement, net of offering costs of $679,311 (Shares)	4,426,698
Issuance of stock options for services			7,129,890			7,129,890
Issuance of warrants for services			16,302			16,302
Deferred employee stock option compensation				(140,000)		(140,000)
Ending Balance at Jun. 30, 1999	233,677	(7,973)	34,848,951	(140,000)	(27,960,649)	6,974,006
Ending Balance (Shares) at Jun. 30, 1999	23,367,741
Net Income					(38,161,542)	(38,161,542)
Issuance of common stock for services	11,642		8,612,265			8,623,907
Issuance of common stock for services (Shares)	1,164,215
Issuance of stock options for services			9,448,100			9,448,100
Deferred employee stock option compensation			1,637,375	(1,637,375)
Issuance of common stock and options in settlement	750		971,711			972,461
Issuance of common stock and options in settlement (Shares)	75,000
Issuance of common stock upon exercise of warrants and options	46,321		5,406,938			5,453,259
Issuance of common stock upon exercise of warrants and options (Shares)	4,632,084
Issuance of common stock in private placement, net of cash offering costs of $200,000	10,000		3,790,000			3,800,000
Issuance of common stock in private placement, net of cash offering costs of $200,000 (Shares)	1,000,000
Issuance of common stock in private placement, net of cash offering costs of $466,480	11,655		9,654,951			9,666,606
Issuance of common stock in private placement, net of cash offering costs of $466,480 (Shares)	1,165,500
Amortization of deferred stock compensation				551,707		551,707
Ending Balance at Jun. 30, 2000	314,045	(7,973)	74,370,291	(1,225,668)	(66,122,191)	7,328,504
Ending Balance (Shares) at Jun. 30, 2000	31,404,540
Net Income					(23,998,734)	(23,998,734)
Issuance of common stock for services	4,500		1,003,125			1,007,625
Issuance of common stock for services (Shares)	450,000
Deferred employee stock option compensation			607,885	(607,885)
Amortization of deferred stock compensation				1,120,278		1,120,278
Issuance of common stock upon exercise of options	3,200		324,300			327,500
Issuance of common stock upon exercise of options (Shares)	320,000
Issuance of common stock with warrants in private placements, net of cash offering costs of $512,195	43,298		7,766,547			7,809,845
Issuance of common stock with warrants in private placements, net of cash offering costs of $512,195 (Shares)	4,329,850
Issuance of options and warrants for services			5,849,585			5,849,585
Issuance of common stock in settlement of debt to directors and related parties	48,402		2,371,637			2,420,039
Issuance of common stock in settlement of debt to directors and related parties (Shares)	4,840,077
Ending Balance at Jun. 30, 2001	413,445	(7,973)	92,293,370	(713,275)	(90,120,925)	1,864,642
Ending Balance (Shares) at Jun. 30, 2001	41,344,467
Net Income					(11,249,387)	(11,249,387)
Issuance of common stock for services	29,760		1,169,241			1,199,001
Issuance of common stock for services (Shares)	2,976,068
Amortization of deferred stock compensation				548,550		548,550
Issuance of common stock upon exercise of options	133		3,867	4,000
Issuance of common stock upon exercise of options (Shares)	13,334
Issuance of options and warrants for services			1,877,937			1,877,937
Issuance of Common stock with warrants in private placement	69,807		1,903,943			1,973,750
Issuance of Common stock with warrants in private placement (Shares)	6,980,643
Cancellation of unearned options to former employees			(140,802)	140,802
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	74,930		2,663,728			2,738,658
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	7,492,996
Sale of Common stock to certain Officers and Directors in private placement	20,000		980,000			1,000,000
Sale of Common stock to certain Officers and Directors in private placement (Shares)	2,000,000
Ending Balance at Jun. 30, 2002	608,075	(7,973)	100,751,284	(23,923)	(101,370,312)	(42,849)
Ending Balance (Shares) at Jun. 30, 2002	60,807,508
Net Income					(6,646,185)	(6,646,185)
Issuance of common stock for services	4,260		107,985			112,245
Issuance of common stock for services (Shares)	426,000
Amortization of deferred stock compensation				23,923		23,923
Issuance of options and warrants for services			274,100			274,100
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	59,233		1,826,329			1,885,562
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	5,923,333
Issuance of Common stock with warrants in private placement, net of Cash offering costs of $124,687	42,967		1,121,351			1,164,318
Issuance of Common stock with warrants in private placement, net of Cash offering costs of $124,687 (Shares)	4,296,680
Ending Balance at Jun. 30, 2003	714,535	(7,973)	104,081,049	0	(108,016,497)	(3,228,886)
Ending Balance (Shares) at Jun. 30, 2003	71,453,521
Net Income					(7,758,586)	(7,758,586)
Issuance of common stock for services	9,247		238,153			247,400
Issuance of common stock for services (Shares)	924,667
Issuance of options and warrants for services			1,067,393			1,067,393
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors	1,105		1,962,099			1,963,204
Issuance of common stock and warrants in settlement of debt to related parties and strategic vendors (Shares)	110,467
Issuance of common stock with warrants in private placement, net of cash offering costs of $313,200	151,779		4,322,934			4,474,713
Issuance of common stock with warrants in private placement, net of cash offering costs of $313,200 (Shares)	15,177,973
Issuance of common stock pursuant to exercise of warrants	12,333		304,467			316,800
Issuance of common stock pursuant to exercise of warrants (Shares)	1,233,334
Ending Balance at Jun. 30, 2004	888,999	(7,973)	111,976,095	0	(115,775,083)	(2,917,962)
Ending Balance (Shares) at Jun. 30, 2004	88,899,962
Net Income					(11,234,324)	(11,234,324)
Issuance of common stock pursuant to exercise of warrants	36,380		644,229			680,609
Issuance of Shares in Private Placement	398,535		6,888,553			7,287,088
Issuance of Shares in Private Placement (Shares)	39,853,661
Conversion of Debt to Common stock and warrants	38,952		1,174,134			1,213,086
Conversion of Debt to Common stock and warrants (Shares)	3,895,171
Options Awarded to Consultants			2,191,043			2,191,043
Options Awarded to Officers			625,290			625,290
Issuance of shares to Officers and consultants for services	11,510		322,500			334,010
Issuance of shares to Officers and consultants for services (Shares)	1,151,000
Exercise of cashless warrants	49,499		(49,499)
Exercise of cashless warrants (Shares)	4,949,684
Exercise of warrants by officers	17,704					17,704
Exercise of warrants by officers (Shares)	1,770,400
Reparation of Private Placement Offering	8,910		176,811			185,721
Reparation of Private Placement Offering (Shares)	891,000
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000) (Shares)	3,637,954
Ending Balance at Jun. 30, 2005	1,450,489	(7,973)	123.949156		(127,009,407)	(1,617,735)
Ending Balance (Shares) at Jun. 30, 2005	145,048,832
Net Income					(24,450,650)	(24,450,650)
Issuance of common stock for services	115,000		2,324,000			2,439,000
Issuance of common stock for services (Shares)	11,500,000
Issuance of common stock pursuant to the exercise of warrants, net of cash expenses of $108,000	157,201		2,850,523			3,007,724
Issuance of common stock pursuant to the exercise of warrants, net of cash expenses of $108,000 (Shares)	15,720,120
Issuance of common stock with warrants in private placements, net of cash expenses of $674,567	727,868		9,329,781			10,057,649
Issuance of common stock with warrants in private placements, net of cash expenses of $674,567 (Shares)	72,786,897
Conversion of related party and strategic vendor debts to common stock and warrants	33,319		556,681			590,000
Conversion of related party and strategic vendor debts to common stock and warrants (Shares)	3,331,864
Stock options awarded to consultants, employees and officers			3,837,423			3,837,423
Issuance of additional shares and warrants to effect revised pricing on previous private offering charged to expense	298,483		5,232,021			5,530,504
Issuance of additional shares and warrants to effect revised pricing on previous private offering charged to expense (Shares)	29,848,271
Ending Balance at Jun. 30, 2006	2,782,360	(7,973)	148,079,585		(151,460,057)	(606,085)
Ending Balance (Shares) at Jun. 30, 2006	278,235,984
Net Income					(16,851,562)	(16,851,562)
Issuance of common stock for services	181,730		2,486,885	(627,250)		2,041,365
Issuance of common stock for services (Shares)	18,172,983
Deferred employee stock option compensation				213,166		213,166
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000)	147,406		1,922,261			2,069,667
Issuance of common stock pursuant to the exercise of warrants (net of cash expenses of $150,000) (Shares)	14,740,669
Issuance of common stock in private placements, (net of cash expenses of $216,134)	479,581		5,711,788			6,191,369
Issuance of common stock in private placements, (net of cash expenses of $216,134) (Shares)	47,958,060
Conversion of related party and strategic vendor debt to common stock	60,737		930,972			991,709
Conversion of related party and strategic vendor debt to common stock (Shares)	6,073,728
Issuance of additional shares and warrants to effect repricing	226,646		1,647,374			1,874,020
Issuance of additional shares and warrants to effect repricing (Shares)	22,664,580
Stock options awarded to employees and officers			1,321,853			1,321,853
Ending Balance at Jun. 30, 2007	3,878,460	(7,973)	162,100,718	(414,084)	(168,311,619)	(2,754,498)
Ending Balance (Shares) at Jun. 30, 2007	387,846,004
Net Income					(3,383,821)	(3,383,821)
Amortization of deferred stock compensation				414,084		414,084
Issuance of common stock in private placements net of $116,253 offering cost	246,000		898,247			1,144,247
Issuance of common stock in private placements net of $116,253 offering cost (Shares)	24,600,000
Exercise of Warrants net of Offering Cost $72,222	111,111		538,889			650,000
Exercise of Warrants net of Offering Cost $72,222 (Shares)	11,111,113
Contingent liability recorded on warrant exercise above	10,192		(1,006,200)			(1,006,200)
Contingent liability recorded on warrant exercise above (Shares)	1,019,200
Common shares in settlement of accrued expenses			89,808			100,000
Issuance of additional shares effect repricing	46,637		345,401			392,038
Issuance of additional shares effect repricing (Shares)	4,663,741
Stock options/ warrants awarded to employees and investors			85,682			85,682
Stock based compensation	10,000		90,192			100,192
Stock based compensation (Shares)	1,000,000
Investment in Granita			514,000			514,000
Conversion of debt	49,050		192,073			241,123
Conversion of debt (Shares)	4,904,942
Cost related to convertible debt financing	52,500		212,500			265,000
Cost related to convertible debt financing (Shares)	5,250,000
Ending Balance at Jun. 30, 2008	4,403,950	(7,973)	164,061,310	0	(171,695,440)	(3,238,153)
Ending Balance (Shares) at Jun. 30, 2008	440,395,000
Net Income					(15,096,379)	(15,096,379)
Issuance of additional shares effect repricing	195,220		236,952			432,172
Issuance of additional shares effect repricing (Shares)	19,522,000
Stock options/ warrants awarded to employees and investors			4,071,348			4,071,348
Stock based compensation	617,500		2,908,115			3,525,615
Stock based compensation (Shares)	61,750,000
Issuance of common stock in private placements net of offering cost ($80,000)	723,333		(3,333)			720,000
Issuance of common stock in private placements net of offering cost ($80,000) (Shares)	72,333,333
Vendor settlements	(19,265)		19,265			0
Vendor settlements (Shares)	(1,926,470)
Beneficial Conversion feature of Notes Payable, including $2,320 on Officers' Notes Payable			1,028,560			1,028,560
Forgiveness of related party debt			19,336			19,336
Conversion of debt securities and interest	2,783,459		519,874			3,303,333
Conversion of debt securities and interest (Shares)	278,346,019
Ending Balance at Jun. 30, 2009	8,704,197	(7,973)	172,861,427		(186,791,817)	(5,234,168)
Ending Balance (Shares) at Jun. 30, 2009	870,419,882
Net Income					(7,365,745)	(7,365,745)
Issuance of common stock for services	15,750		18,563			34,313
Issuance of common stock for services (Shares)	1,575,000
Conversions of Convertible Debentures plus accrued interest	2,327,238		1,088,012			3,415,250
Conversions of Convertible Debentures plus accrued interest (Shares)	232,723,736
Conversions of Accounts Payable	266,667		(66,667)			200,000
Conversions of Accounts Payable (Shares)	26,666,667
Issuance of common stock in private placements net of offering cost ($25,000)	306,667		(81,667)			225,000
Issuance of common stock in private placements net of offering cost ($25,000) (Shares)	30,666,667
Issuance of Common Stock for Reparations	17,000		18,530			35,530
Issuance of Common Stock for Reparations (Shares)	1,700,000
Beneficial Conversion feature of Officers' Notes Payable and conversion of accounts payable			669,276			669,276
Cancellation of Capital Notes in Subsidiary issued in connection with equity			175,820			175,820
Ending Balance at Jun. 30, 2010	11,637,519	(7,973)	174,683,294		(194,157,564)	(7,844,724)
Ending Balance (Shares) at Jun. 30, 2010	1,163,751,952
Net Income					(486,391)	(486,391)
Issuance of common stock for services	150,750		(23,805)			126,945
Issuance of common stock for services (Shares)	15,075,000
Conversions of Convertible Debentures plus accrued interest	3,821,753		(1,474,857)			2,346,896
Conversions of Convertible Debentures plus accrued interest (Shares)	382,175,312
Issuance of Common Stock to accredited investors in private placement, net of $29,500 fees	675,000		(409,500)			265,500
Issuance of Common Stock to accredited investors in private placement, net of $29,500 fees (Shares)	67,500,000
Ending Balance at Jun. 30, 2011	16,285,022	(7,973)	172,775,132		(194,643,955)	(5,591,774)
Ending Balance (Shares) at Jun. 30, 2011	1,628,502,264
Net Income					(6,179,222)	(6,179,222)
Issuance of common stock for services	10,350,000		(3,829,500)			6,520,500
Issuance of common stock for services (Shares)	1,035,000,000
Deferred employee stock option compensation			339,700	(339,700)
Amortization of deferred stock compensation				14,154		14,154
Beneficial Conversion feature of Notes Payable, including $2,320 on Officers' Notes Payable			2,320			2,320
Conversions of Convertible Debentures plus accrued interest	267,485		(155,279)			112,206
Conversions of Convertible Debentures plus accrued interest (Shares)	26,748,476
Issuance of Common Stock to accredited investors in private placement, net of $8,000 fees	200,000		(128,000)			72,000
Issuance of Common Stock to accredited investors in private placement, net of $8,000 fees (Shares)	20,000,000
Ending Balance at Sep. 30, 2011	$ 27,102,507	$ (7,973)	$ 169,004,373	$ (325,546)	$ (200,823,177)	$ (5,049,816)
Ending Balance (Shares) at Sep. 30, 2011	2,710,250,740